BASIC AND DILUTED NET LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Summary of computation of the net loss per share
	Six Months Ended June 30,
	2025	2024

Numerator:

Net Loss	$(31,121)	$(51,305)

Denominator:
	192,642,299	166,095,197